UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Dryden Government Income Fund, Inc.

Exact name of registrant as specified in charter

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 2/28/2009

Date of reporting period: 8/31/2008

Item 1 – Reports to Stockholders

AUGUST 31, 2008	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

FUND TYPE

Government securities

OBJECTIVE

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Income Fund, Inc.

Dryden Government Income Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Government Income Fund, Inc. is high current return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.01%; Class B, 1.71%; Class C, 1.71%; Class R, 1.46%; Class Z, 0.71%. Net operating expenses apply to: Class A, 0.96%; Class B, 1.71%; Class C, 1.46%; Class R, 1.21%; Class Z, 0.71%, after contractual reduction through 6/30/2009.

Cumulative Total Returns as of 8/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–0.46%	3.92%	18.41%	54.58%	—
Class B	–0.71	3.14	14.18	44.72	—
Class C	–0.70	3.40	15.60	47.16	—
Class R	–0.46	3.66	N/A	N/A	15.43% (5/17/04)
Class Z	–0.22	4.18	20.03	58.41	—
Lehman Brothers Government Bond Index[2]	0.18	8.09	26.71	71.93	**
Lehman Brothers U.S. Aggregate ex-Credit Index[3]	0.75	6.82	26.18	—	***
Lipper General U.S. Government Funds Avg.[4]	–1.19	5.13	19.02	54.31	****

Average Annual Total Returns[5] as of 9/30/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–1.70%	1.87%	3.68%	—
Class B		–2.79	1.85	3.46	—
Class C		1.44	2.30	3.65	—
Class R		2.57	N/A	N/A	3.26% (5/17/04)
Class Z		3.19	3.07	4.40	—
Lehman Brothers Government Bond Index[2]		7.90	4.34	5.34	**
Lehman Brothers U.S. Aggregate ex-Credit Index[3]		6.31	4.33	—	***
Lipper General U.S. Government Funds Avg[4]		4.41	2.97	4.13	****

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Distributions and Yields as of 8/31/08
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.16	3.23%
Class B	$0.13	2.63
Class C	$0.14	2.88
Class R	$0.15	3.12
Class Z	$0.17	3.63

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1 Inception date returns are provided for any share class with less than 10 calendar years of returns.

2 The Lehman Brothers Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives an indication of how U.S. government bonds have performed.

3 The Lehman Brothers U.S. Aggregate ex-Credit Index represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

4 The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues.

5 The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman Brothers Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/08 is 24.33% for Class R. Lehman Brothers Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/08 is 5.26% for Class R.

***Lehman Brothers U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 8/31/08 is 23.39% for Class R. Lehman U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/08 is 5.03% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/08 is 17.41% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/08 is 3.76% for Class R.

Dryden Government Income Fund, Inc.	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Lehman Brothers Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 8/31/08
Government National Mortgage Association, 6.00%, TBA 30 YR	9.4%
United States Treasury Notes, 3.375%, 7/31/13	7.2
Government National Mortgage Association, 5.50%, TBA 30 YR	3.2
Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	3.0
Federal National Mortgage Association, 5.00%, TBA 15 YR	2.6

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2008, at the beginning of the period, and held through the six-month period ended August 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Government Income Fund, Inc.	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Income Fund, Inc.		Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$995.40	0.96%	$4.83
	Hypothetical	$1,000.00	$1,020.37	0.96%	$4.89

Class B	Actual	$1,000.00	$992.90	1.71%	$8.59
	Hypothetical	$1,000.00	$1,016.59	1.71%	$8.69

Class C	Actual	$1,000.00	$993.00	1.46%	$7.33
	Hypothetical	$1,000.00	$1,017.85	1.46%	$7.43

Class R	Actual	$1,000.00	$995.40	1.21%	$6.09
	Hypothetical	$1,000.00	$1,019.11	1.21%	$6.16

Class Z	Actual	$1,000.00	$997.80	0.71%	$3.58
	Hypothetical	$1,000.00	$1,021.63	0.71%	$3.62

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2008, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2008 (Unaudited)

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.6%

Asset Backed Security 0.4%
$3,500	Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8, 5.65%, 9/20/19	$3,397,886

Collateralized Mortgage Obligations 8.0%
9,000	Federal Home Loan Mortgage Corp., Ser. 2496, Class PM, 5.50%, 9/15/17	9,061,277
5,470	Ser. 2501, Class MC, 5.50%, 9/15/17	5,589,167
6,650	Ser. 2513, Class HC, 5.00%, 10/15/17	6,555,648
5,500	Ser. 2518, Class PV, 5.50%, 6/15/19	5,492,349
11,050	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.50%, 4/25/17	11,296,460
5,047	Ser. 2002-57, Class ND, 5.50%, 9/25/17	5,149,276
18,000	Ser. 2002-94, Class HQ, 4.50%, 1/25/18	17,307,855
388	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 2.782%, 10/25/28 FRN	358,835
1,396	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 4.17%, 2/25/34 FRN	1,260,554

	Total collateralized mortgage obligations	62,071,421

Commercial Mortgage Backed Securities 7.2%
10,800	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5, 4.60%, 2/13/46	10,226,208
2,000	Ser. 2006-PW11, Class A4, 5.623%, 3/11/39 FRN	1,856,332
6,000	Ser. 2006-T22, Class A4, 5.631%, 4/12/38 FRN	5,592,176

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	7

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

Commercial Mortgage Backed Securities (cont’d.)
$3,000		Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2, 6.221%, 12/10/49 FRN	$2,945,439
3,100		CWCapital Cobalt, Ser. 2007-C3, Class A3, 6.015%, 5/15/46 FRN	2,938,016
18,200		GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A3, 4.608%, 1/10/40	17,322,540
5,000		Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB, 5.841%, 5/12/39 FRN	4,823,326
3,625		Morgan Stanley Capital I, Ser. 2005-T19, Class AAB, 4.852%, 6/12/47	3,480,398
7,200		Ser. 2006-IQ11, Class A4, 5.9433%, 10/15/42 FRN	6,779,665

		Total commercial mortgage backed securities	55,964,100

Corporate Bond 0.4%
2,960	(c)	Depfa ACS Bank, 144A, 5.125%, 3/16/37	2,810,002

Mortgage Backed Securities 56.1%
3,870		Federal Home Loan Mortgage Corp., 3.538%, 5/1/34, FRN	3,895,070
31,649		5.00%, 6/1/33 - 5/1/34	30,583,584
7,000	(h)	5.50%, TBA 30 YR	6,901,566
2,485		6.00%, 8/1/32 - 9/1/34	2,517,360
23,000	(h)	6.00%, TBA 30 YR	23,186,874
1,395		6.50%, 8/1/10 - 9/1/32	1,448,605
457		7.00%, 8/1/11 - 9/1/32	476,160
42	(a)	7.50%, 6/1/24	46
223		8.00%, 8/1/22	240,299
152		8.50%, 1/1/17 - 10/1/18	165,083
147		9.00%, 1/1/20	157,168
115		11.50%, 10/1/19	127,872
9,944		Federal National Mortgage Association, 3.685%, 7/1/33, FRN	9,935,462
1,486		3.768%, 4/1/34, FRN	1,480,364

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

Mortgage Backed Securities (cont’d.)
$3,661		4.396%, 4/1/34, FRN	$3,686,872
3,440		4.446%, 6/1/34, FRN	3,420,267
1,216		4.50%, 1/1/20	1,195,629
22,525		5.00%, 8/1/18 - 12/1/31	22,252,845
20,500	(h)	5.00%, TBA 15 YR	20,307,812
7,500	(h)	5.00%, TBA 30 YR	7,209,375
88,612		5.50%, 8/1/15 - 5/1/37	87,896,593
17,750		5.50%, TBA 30 YR	17,528,124
30,533		6.00%, 11/1/14 - 5/1/36	30,940,053
4,092		6.26%, 3/1/11	4,226,381
18,886		6.50%, 4/1/09 - 10/1/37	19,533,991
8,967		7.00%, 7/1/11 - 2/1/36	9,436,831
742		7.50%, 6/1/09 - 10/1/26	763,496
16		8.50%, 6/1/17 - 3/1/25	16,584
162		9.00%, 4/1/25	178,477
51		9.50%, 1/1/25	56,274
10,908		Government National Mortgage Association, 5.00%, 7/15/33 - 4/15/34	10,695,497
5,574		5.50%, 2/15/34 - 2/15/36	5,581,866
25,000	(h)	5.50%, TBA 30 YR	24,953,124
72,000	(h)	6.00%, TBA 30 YR	73,044,455
7,161		7.00%, 2/15/09 - 2/15/29	7,637,725
877		7.50%, 11/15/08 - 3/15/24	941,790
745		8.50%, 4/15/25	822,283
467		9.50%, 615/17 - 8/20/21	514,577

		Total mortgage backed securities	433,956,434

Small Business Administration Agency 2.4%
1,249		Small Business Administration Participation Certificates, Ser. 1995-20B, 8.15%, 2/1/15	1,291,439
3,717		Ser. 1995-20L, 6.45%, 12/1/15	3,762,112
4,558		Ser. 1996-20H, 7.25%, 8/1/16	4,695,000
3,263		Ser. 1996-20K, 6.95%, 11/1/16	3,349,356
1,275		Ser. 1997-20A, 7.15%, 1/1/17	1,312,481

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	9

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

Small Business Administration Agency (cont’d.)
$4,018		Ser. 1998-20I, 6.00%, 9/1/18	$4,048,676

		Total small business administration agency	18,459,064

Sovereign Bonds 0.8%
EUR 1		Deutsche Bundesrepublik, Ser. 05, 4.00%, 1/4/37	667
HUF 380,000		Hungary Government, Ser. 12/B, 7.25%, 6/12/12	2,252,952
HUF 259,700		Ser. 15/A, 8.00%, 2/12/15	1,601,608
PLN 5,380		Poland Government, Ser. 1015, 6.25%, 10/24/15	2,387,401

		Total sovereign bonds	6,242,628

U.S. Government Agency Securities 8.5%
$4,350		Federal Agricultural Mortgage Corp., MTN, 3.875%, 8/19/11	4,359,266
1,870		Federal Farm Credit Bank, 4.875%, 1/17/17	1,913,328
13,990		Federal Home Loan Bank, 3.625%, 9/16/11	14,011,796
1,320		5.00%, 11/17/17	1,358,873
3,215	(b)	5.625%, 6/11/21	3,438,234
5,985		Federal Home Loan Mortgage Corp., 4.125%, 9/27/13	6,014,350
3,110	(c)	5.35%, 11/14/11	3,120,689
5,515		Federal National Mortgage Association, 2.75%, 4/11/11	5,425,343
15,510		4.875%, 5/18/12	16,085,669
10,000	(f)	Financing Corp. Principal FICO STRIPS, 5.087%, 5/11/18	6,544,780
1,080		Tennessee Valley Authority, 5.50%, 6/15/38	1,142,621
1,895		Tennessee Valley Authority, Ser. B, 4.50%, 4/1/18	1,872,595

		Total U.S. Government agency securities	65,287,544

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

U.S. Government Treasury Obligations 11.8%
$1,075	(b)	United States Treasury Bonds, 4.375%, 2/15/38	$1,067,358
1,140		6.00%, 2/15/26	1,355,976
3,410	(b)	6.25%, 8/15/23	4,111,713
1,385		7.875%, 2/15/21	1,870,182
54,650	(b)	United States Treasury Notes, 3.375%, 7/31/13	55,397,174
2,120		4.875%, 8/15/16	2,306,990
2,225	(c)	5.125%, 5/15/16	2,462,970
15,000	(f)	United States Treasury Strips, 4.561%, 8/15/21	8,364,840
12,610	(f)	4.75%, 5/15/21	7,146,289
7,013	(b)	United States Treasury Inflation Indexed Bond, 0.625%, 4/15/13	6,833,136

		Total U.S. Government treasury obligations	90,916,628

		Total long-term investments (cost $738,027,777)	739,105,707

SHORT-TERM INVESTMENTS 38.2%

U.S. Government Treasury Obligation—2.6%
20,300	(b)(g)	United States Treasury Bill, 1.85%, 9/18/08 (cost $20,282,265)	20,285,465

Shares

Affiliated Mutual Funds 35.3%
12,156,610		Dryden Core Investment Fund—Short-Term Bond Series (cost $120,150,680)(e)	106,005,646
167,271,984		Dryden Core Investment Fund—Taxable Money Market Series (cost $167,271,984; includes $104,334,682 of cash collateral received for securities on loan)(d)(e)	167,271,984

		Total affiliated mutual funds (cost $287,422,664)(Note 3)	273,277,630

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	11

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Notional Amount (000)#	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED* 0.3%

Call Option 0.2%
36,000	5 YR RTR, 5.40%, 7/18/13	$1,353,240

Put Option 0.1%
829	Currency option on EUR vs. ISK, expiring 3/17/09 @ FX Rate 124.50	51,742
36,000	5 YR RTP, 5.40%, 7/18/13	950,400

		1,002,142

	Total outstanding options purchased (cost $2,423,158)	2,355,382

	Total short-term investments (cost $310,128,087)	295,918,477

	Total Investments, Before Security Sold Short(i) 133.8% (cost $1,048,155,864; Note 5)	1,035,024,184

Principal Amount (000)#
SECURITY SOLD SHORT (1.9)%

Mortgaged Backed Security
$14,400	Federal National Mortgage Association, 6.00%, TBA 30 YR (proceeds $14,501,250)	(14,539,507)

	Total Investments, Net of Security Sold Short 131.9% (cost $1,033,654,614)	1,020,484,677
	Liabilities in excess of other assets(j) (31.9%)	(247,048,233)

	Net Assets 100.0%	$773,436,444

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AUD—Australian Dollar

EUR—Euro

FICO—Financing Corporation

FRN—Floating Rate Note

GBP—Pound Sterling

HUF—Hungarian Forint

ISK—Icelandic Krona

MTN—Medium Term Note

See Notes to Financial Statements.

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PLN—Polish Zloty

RTP—Right to Pay Swaption

RTR—Right to Receive Swaption

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $102,022,535; cash collateral of $104,334,682 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.
(f)	The rate shown is the effective yield at purchase date.
(g)	Rate quoted represents yield to maturity as of purchase date.
(h)	All or partial principal amount of $126,000,000 represents to-be-announced (“TBA”) security acquired under mortgage dollar roll agreement.
(i)	As of August 31, 2008, 2 securities representing, $2,303,640 and 0.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $2,303,640 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at August 31, 2008:

Number of Contracts	Type	Expiration Date	Value at August 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
207	U.S. 2 Yr. Treasury Notes	Dec. 2008	$43,942,219	$43,968,483	$(26,264)
27	U.S. 5 Yr. Treasury Notes	Sept. 2008	3,036,234	3,029,982	6,252
111	U.S. 10 Yr. Treasury Notes	Sept. 2008	12,952,313	12,804,137	148,176
97	U.S. 10 Yr. Treasury Notes	Dec. 2008	11,203,500	11,227,932	(24,432)
84	U.S. Long Bonds	Sept. 2008	9,927,750	9,749,713	178,037
144	U.S. Long Bonds	Dec. 2008	16,893,000	16,974,595	(81,595)
	Sovereign Bonds:
13	10 Yr. Australian Bond	Sept. 2008	1,052,458	1,040,317	12,141
12	10 Yr. Euro Bond	Sept. 2008	2,009,741	1,974,283	35,458
3	10 Yr. U.K. Gilt	Dec. 2008	612,096	611,666	430
	Short Positions:
537	U.S. 5 Yr. Treasury Notes	Dec. 2008	60,110,438	59,987,804	(122,634)

					$125,569

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	13

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at August 31, 2008:

Purchase Contracts	Value Payable at Settlement Date	Value at August 31, 2008	Unrealized (Depreciation)
Australian Dollar, expiring 9/22/08	$82,840	$82,091	$(749)
Australian Dollar, expiring 9/22/08	621,100	607,722	(13,378)
British Pound, expiring 9/26/08	253,759	246,744	(7,015)
Euro, expiring 9/26/08	1,055,883	1,046,622	(9,261)
Icelandic Krona, expiring 5/29/09	159,500	147,617	(11,883)
Icelandic Krona, expiring 5/29/09	157,200	154,952	(2,248)
Polish Zloty, expiring 9/25/08	621,100	606,512	(14,588)

	$2,951,382	$2,892,260	$(59,122)

Sales Contracts	Value Receivable at Settlement Date	Value at August 31, 2008	Unrealized Appreciation
Hungarian Forint, expiring 9/25/08	$3,798,109	$3,702,485	$95,624
Icelandic Krona, expiring 9/18/08	693,081	676,921	16,160
Polish Zloty, expiring 9/25/08	2,551,583	2,494,792	56,791

	$7,042,773	$6,874,198	$168,575

Interest rate swap agreements outstanding at August 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(a)	8/15/21	$8,050	4.82818%	3 month LIBOR	$(180,681)
Morgan Stanley Capital Services(b)	8/1/13	10,815	4.32107	3 month LIBOR	157,645

					$(23,036)

LIBOR—London Interbank Offered Rate

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$273,277,630	$125,569
Level 2—Other Significant Observable Inputs	744,903,407	267,098
Level 3—Significant Unobservable Inputs	2,303,640	(180,681)

Total	$1,020,484,677	$211,986

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 2/29/08	$—	$—
Realized gain (loss)	(360)	—
Change in unrealized appreciation (depreciation)	—	(180,681)
Net purchases (sales)	2,304,000	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/08	$2,303,640	$(180,681)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	15

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2008 were as follows:

Mortgage Backed Securities	56.1%
Affiliated Mutual Funds (including 13.5% of collateral received for securities on loan)	35.3
U.S. Government Treasury Obligations	14.4
U.S. Government Agency Securities	8.5
Collateralized Mortgage Obligations	8.0
Commercial Mortgage Backed Securities	7.2
Small Business Administration Agency	2.4
Sovereign Bonds	0.8
Asset Backed Security	0.4
Corporate Bond	0.4
Outstanding Options Purchased	0.3

133.8
Security Sold Short	(1.9)
Liabilities in excess of other assets	(31.9)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2008	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

Statement of Assets and Liabilities

as of August 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $102,022,535:
Unaffiliated Investments (cost $760,733,200)	$761,746,554
Affiliated Investments (cost $287,422,664)	273,277,630
Cash	2,710
Foreign currency, at value (cost $16)	16
Receivable for investments sold	233,930,333
Dividends and interest receivable	3,674,528
Receivable for Fund shares sold	846,725
Unrealized appreciation on forward currency contracts	168,575
Unrealized appreciation on swaps	157,645
Receivable for securities lending, net	57,499
Prepaid expenses	331

Total assets	1,273,862,546

Liabilities
Payable for investments purchased	375,462,380
Payable to broker for collateral for securities on loan	104,334,682
Security sold short, at value (proceeds $14,501,250)	14,539,507
Payable for Fund shares reacquired	4,166,628
Dividends payable	460,454
Accrued expenses	435,039
Management fee payable	328,603
Unrealized depreciation on swaps	180,681
Distribution fee payable	174,359
Due to broker-variation margin	126,384
Affiliated transfer agent fee payable	104,245
Unrealized depreciation on forward currency contracts	59,122
Deferred directors’ fees	54,018

Total liabilities	500,426,102

Net Assets	$773,436,444

Net assets were comprised of:
Common stock, at par	$884,799
Paid-in-capital in excess of par	843,942,005

844,826,804
Distributions in excess of net investment income	(832,072)
Accumulated net realized loss on investment and foreign currency transactions	(57,600,031)
Net unrealized depreciation on investments and foreign currencies	(12,958,257)

Net assets, August 31, 2008	$773,436,444

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($607,749,971 ÷ 69,514,942 shares of common stock issued and outstanding)	$8.74
Maximum sales charge (4.50% of offering price)	.41

Maximum offering price to public	$9.15

Class B
Net asset value, offering price and redemption price per share ($44,349,075 ÷ 5,064,923 shares of common stock issued and outstanding)	$8.76

Class C
Net asset value, offering price and redemption price per share ($10,800,718 ÷ 1,232,882 shares of common stock issued and outstanding)	$8.76

Class R
Net asset value, offering price and redemption price per share ($1,381,263 ÷ 157,761 shares of common stock issued and outstanding)	$8.76

Class Z
Net asset value, offering price and redemption price per share ($109,155,417 ÷ 12,509,372 shares of common stock issued and outstanding)	$8.73

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	19

Statement of Operations

Six Months Ended August 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$14,610,109
Affiliated dividend income	3,057,812
Affiliated income from securities loaned, net	393,519

Total income	18,061,440

Expenses
Management fee	2,005,861
Distribution fee—Class A	790,070
Distribution fee—Class B	244,867
Distribution fee—Class C	39,051
Distribution fee—Class R	2,754
Transfer agent’s fees and expenses (including affiliated expense of $301,200) (Note 3)	421,000
Custodian’s fees and expenses	151,000
Interest expense (Note 7)	120,239
Reports to shareholders	39,000
Audit fee	15,000
Registration fees	15,000
Directors’ fees	14,000
Legal fees and expenses	12,000
Insurance	7,000
Miscellaneous	6,053

Total expenses	3,882,895

Net investment income	14,178,545

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(11,946)
Foreign currency transactions	(1,154,071)
Financial futures transactions	(382,363)
Short sales	(1,025,696)
Swaps	1,174,645

(1,399,431)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,394,300)
Foreign currencies	178,482
Financial futures contracts	(966,223)
Short sales	22,798
Swaps	(213,001)

(16,372,244)

Net loss on investments and foreign currency transactions	(17,771,675)

Net Decrease In Net Assets Resulting From Operations	$(3,593,130)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,178,545	$34,337,939
Net realized gain (loss) on investments and foreign currency transactions	(1,399,431)	5,314,980
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,372,244)	4,369,612

Net increase (decrease) in net assets resulting from operations	(3,593,130)	44,022,531

Dividends from net investment income (Note 1)
Class A	(11,366,405)	(27,766,792)
Class B	(695,586)	(1,985,941)
Class C	(161,416)	(344,461)
Class R	(18,559)	(19,803)
Class Z	(2,113,355)	(4,766,083)

	(14,355,321)	(34,883,080)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	52,561,583	132,249,904
Net asset value of shares issued in reinvestment of dividends	11,567,510	28,239,984
Cost of shares reacquired	(92,847,053)	(265,099,216)

Net decrease in net assets from Fund share transactions	(28,717,960)	(104,609,328)

Total decrease	(46,666,411)	(95,469,877)

Net Assets
Beginning of period	820,102,855	915,572,732

End of period	$773,436,444	$820,102,855

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Dryden Government Income Fund, Inc., (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund’s investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information

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provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an investment adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Dryden Government Income Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the

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Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a

Dryden Government Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on option written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

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Financial future contracts, swaps and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if

Dryden Government Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion, .45 of 1% of the Fund’s average daily net assets of the next $1 billion, .35 of 1% of the Fund’s average daily net assets of the next $1 billion, and .30 of 1% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50 of 1% for the six months ended August 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

28	Visit our website at www.jennisondryden.com

Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended August 31, 2008, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $70,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2008. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2008, it received approximately $2,200, $37,700 and $1,600 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2008, the Fund incurred approximately $78,600 in total networking fees, of which approximately $40,400 was paid to First

Dryden Government Income Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Clearing. The Fund did not pay any amounts to Wachovia during the six months ended August 31, 2008. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended August 31, 2008, PIM has been compensated approximately $169,200 for these services.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2008, aggregated $10,712,071,682 and $10,833,817,318, respectively.

The average balance of dollar rolls outstanding during the six months ended August 31, 2008 was approximately $120,349,457. The amount of dollar rolls outstanding at August 31, 2008 was $126,190,338 (principal $126,000,000), which was 16.3% of net assets.

Note 5. Distributions and Tax Information

As of February 29, 2008, the Fund had a capital loss carryforward for tax purposes of approximately $52,976,000 of which $21,641,000 expires in 2009, $14,960,000 expires in 2013, $1,845,000 expires in 2014 and $14,530,000 expires in 2015. The Fund utilized approximately $6,696,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 29, 2008. Approximately $13,748,000 of the Fund’s capital loss carryforward expired unused in the fiscal year ended February 29, 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates. The Fund elected to treat post-October currency losses of approximately $338,400 and long-term capital losses of approximately $264,400 as having been incurred in the following fiscal year.

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The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$1,049,042,061	$6,692,070	$(20,709,947)	$(14,017,877)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Dryden Government Income Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended August 31, 2008:
Shares sold	3,271,147	$28,846,494
Shares issued in reinvestment of dividends	1,001,855	8,797,143
Shares reacquired	(7,582,911)	(66,737,027)

Net increase (decrease) in shares outstanding before conversion	(3,309,909)	(29,093,390)
Shares issued upon conversion from Class B	671,967	5,897,816

Net increase (decrease) in shares outstanding	(2,637,942)	$(23,195,574)

Year ended February 29, 2008:
Shares sold	8,112,893	$71,633,018
Shares issued in reinvestment of dividends	2,460,665	21,617,631
Shares reacquired	(22,039,479)	(193,685,872)

Net increase (decrease) in shares outstanding before conversion	(11,465,921)	(100,435,223)
Shares issued upon conversion from Class B	600,396	5,268,336

Net increase (decrease) in shares outstanding	(10,865,525)	$(95,166,887)

Class B
Six months ended August 31, 2008:
Shares sold	246,825	$2,185,179
Shares issued in reinvestment of dividends	63,764	560,931
Shares reacquired	(729,996)	(6,435,409)

Net increase (decrease) in shares outstanding before conversion	(419,407)	(3,689,299)
Shares reacquired upon conversion into Class A	(670,743)	(5,897,816)

Net increase (decrease) in shares outstanding	(1,090,150)	$(9,587,115)

Year ended February 29, 2008:
Shares sold	767,167	$6,816,302
Shares issued in reinvestment of dividends	185,354	1,630,880
Shares reacquired	(1,538,626)	(13,526,557)

Net increase (decrease) in shares outstanding before conversion	(586,105)	(5,079,375)
Shares reacquired upon conversion into Class A	(598,676)	(5,268,336)

Net increase (decrease) in shares outstanding	(1,184,781)	$(10,347,711)

Class C
Six months ended August 31, 2008:
Shares sold	308,066	$2,715,437
Shares issued in reinvestment of dividends	13,071	115,019
Shares reacquired	(265,696)	(2,348,695)

Net increase (decrease) in shares outstanding	55,441	$481,761

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	Shares	Amount
Year ended February 29, 2008:
Shares sold	528,734	$4,681,050
Shares issued in reinvestment of dividends	27,129	238,911
Shares reacquired	(481,513)	(4,241,576)

Net increase (decrease) in shares outstanding	74,350	$678,385

Class R
Six months ended August 31, 2008:
Shares sold	90,392	$798,353
Shares issued in reinvestment of dividends	1,636	14,362
Shares reacquired	(21,677)	(191,482)

Net increase (decrease) in shares outstanding	70,351	$621,233

Year ended February 29, 2008:
Shares sold	88,642	$784,870
Shares issued in reinvestment of dividends	776	6,859
Shares reacquired	(84,532)	(742,420)

Net increase (decrease) in shares outstanding	4,886	$49,309

Class Z
Six months ended August 31, 2008:
Shares sold	2,052,405	$18,016,120
Shares issued in reinvestment of dividends	237,372	2,080,055
Shares reacquired	(1,953,253)	(17,134,440)

Net increase (decrease) in shares outstanding	336,524	$2,961,735

Year ended February 29, 2008:
Shares sold	5,498,775	$48,334,664
Shares issued in reinvestment of dividends	541,027	4,745,703
Shares reacquired	(6,002,654)	(52,902,791)

Net increase (decrease) in shares outstanding	37,148	$177,576

Note 7. Borrowings and Overdrafts

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The

Dryden Government Income Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended August 31, 2008.

During the six months ended August 31, 2008, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $13,388,429 at a weighted average interest rate of 4.48%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Events

As noted in the Portfolio of Investments, the Fund held securities issued by Federal Housing Finance Agency. Subsequent to the period end, the Federal Housing Finance Agency has placed Fannie Mae and Freddie Mac into conservatorship. The values of the positions held by the Fund have been adversely impacted since the date of these financial statements; however, the impact on the net assets of the Fund is not material.

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Financial Highlights

(Unaudited)

AUGUST 31, 2008	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.94

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(.20)

Total from investment operations	(.04)

Less Dividends:
Dividends from net investment income	(.16)

Net asset value, end of period	$8.74

Total Return(a):	(.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$607,750
Average net assets (000)	$626,908
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.95	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	3.55	%(d)
Portfolio turnover rate	1337	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2008	2007	2006	2005	2004

$8.83	$8.88	$9.04	$9.30	$9.47

.36	.37	.34	.34	.38
.12	(.02)	(.13)	(.22)	(.17)

.48	.35	.21	.12	.21

(.37)	(.40)	(.37)	(.38)	(.38)

$8.94	$8.83	$8.88	$9.04	$9.30

5.60%	4.03%	2.33%	1.29%	2.34%

$645,050	$733,190	$789,162	$830,603	$909,360
$659,266	$745,577	$811,520	$854,446	$973,773

.98%	.98%	.97%	.95%	.98%
.73%	.73%	.72%	.70%	.73%
4.15%	4.24%	3.78%	4.09%	3.95%
2676%	837%	597%	611%	646%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.95

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.06)

Less Dividends:
Dividends from net investment income	(.13)

Net asset value, end of period	$8.76

Total Return(a):	(.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,349
Average net assets (000)	$48,575
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	1.70	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)
Net investment income	2.80	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2008	2007	2006	2005	2004

$8.84	$8.89	$9.06	$9.31	$9.49

.30	.30	.27	.27	.32
.12	(.02)	(.14)	(.21)	(.18)

.42	.28	.13	.06	.14

(.31)	(.33)	(.30)	(.31)	(.32)

$8.95	$8.84	$8.89	$9.06	$9.31

4.81%	3.25%	1.46%	.65%	1.50%

$55,104	$64,920	$89,585	$123,178	$163,800
$57,319	$73,818	$105,681	$138,570	$192,823

1.73%	1.73%	1.72%	1.70%	1.70%
.73%	.73%	.72%	.70%	.73%
3.40%	3.50%	3.02%	3.34%	3.25%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.96

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(.20)

Total from investment operations	(.06)

Less Dividends:
Dividends from net investment income	(.14)

Net asset value, end of period	$8.76

Total Return(a):	(.70)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,801
Average net assets (000)	$10,331
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	3.06	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28/29,
2008	2007	2006	2005	2004

$8.85	$8.89	$9.06	$9.31	$9.49

.32	.32	.29	.29	.34
.12	(.01)	(.14)	(.21)	(.18)

.44	.31	.15	.08	.16

(.33)	(.35)	(.32)	(.33)	(.34)

$8.96	$8.85	$8.89	$9.06	$9.31

5.06%	3.62%	1.71%	.90%	1.72%

$10,548	$9,760	$11,597	$14,675	$23,572
$9,285	$10,601	$13,109	$18,930	$27,705

1.48%	1.48%	1.47%	1.45%	1.48%
.73%	.73%	.72%	.70%	.73%
3.64%	3.75%	3.27%	3.59%	3.47%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.95

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.04)

Less Dividends:
Dividends from net investment income	(.15)

Net asset value, end of period	$8.76

Total Return(b):	(.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,381
Average net assets (000)	$1,093
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.20	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)
Net investment income	3.33	%(e)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class R
Year Ended February 28/29,			May 17, 2004(a) through February 28, 2005
2008	2007	2006

$8.84	$8.88	$9.05	$8.99

.34	.37	.32	.25
.12	(.04)	(.15)	.10

.46	.33	.17	.35

(.35)	(.37)	(.34)	(.29)

$8.95	$8.84	$8.88	$9.05

5.34%	3.78%	2.06%	3.89%

$783	$730	$2,585 (d)	$2,535	(d)
$505	$225	$2,562 (d)	$1,642	(d)

1.23%	1.23%	1.22%	1.20	%(e)
.73%	.73%	.72%	.70	%(e)
3.86%	3.96%	3.51%	4.01	%(e)

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.92

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.19)

Total from investment operations	(.02)

Less Dividends:
Dividends from net investment income	(.17)

Net asset value, end of period	$8.73

Total Return(a):	(.22)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,155
Average net assets (000)	$108,905
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	.70	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)
Net investment income	3.81	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended February 28/29,
2008	2007	2006	2005	2004

$8.81	$8.86	$9.02	$9.28	$9.46

.39	.39	.36	.36	.41
.11	(.02)	(.13)	(.22)	(.18)

.50	.37	.23	.14	.23

(.39)	(.42)	(.39)	(.40)	(.41)

$8.92	$8.81	$8.86	$9.02	$9.28

5.87%	4.29%	2.58%	1.54%	2.48%

$108,618	$106,972	$98,073	$91,618	$78,619
$106,827	$104,606	$92,789	$85,837	$97,237

.73%	.73%	.72%	.70%	.73%
.73%	.73%	.72%	.70%	.73%
4.40%	4.50%	4.04%	4.36%	4.22%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	45

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Government Income Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- five- and ten-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Government Income Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper U.S. General Government Funds Performance Universe)

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was in the third quartile over the ten-year period, and in the fourth quartile over the one-, three- and five-year periods. The Board also noted that the Fund underperformed its benchmark index for all periods. The Board considered PI’s explanation that much of the Fund’s underperformance was attributable to its exposure to subprime mortgage securities. The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the agreements and to continue to monitor the Fund’s ongoing performance.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s third quartile.

As part of its review of the Fund’s management fee, the Board considered that the management fee arrangements for the Fund represented the result of several years of review and discussion between the Board and PI. In its review, the Board considered such things as the difficulty in managing the Fund, the size of the Fund, fees of competitors, Fund performance, expenses of service providers and such other aspects that the Directors deemed important in the exercise of their business judgment. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Government Income Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Income Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	PGVAX	PGVZX
CUSIP	26243M103	26243M202	26243M301	26243M509	26243M400

MF128E2    IFS-A156585    Ed. 10/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 24, 2008

*	Print the name and title of each signing officer under his or her signature.